Independent Auditors? Report
The Board of Directors
Sentry Life Insurance Company of New York and
The Contract Owners of
Sentry Variable Account I:
We have audited the accompanying statements of assets and liabilities of the Sentry Variable Account I (comprised of the sub-accounts listed in the statements of assets and liabilities (collectively, the Accounts)) as of December 31, 2011, and the related statements of operations for the year ended December 31, 2011, changes in net assets for the years ended December 31, 2011 and 2010, and the financial highlights for the years ended
December 31, 2011, 2010, 2009,2008, and 2007. These financial statements and financial highlights are the responsibility of the Accounts? management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement.
Our audit included confirmation of securities owned as of December 31,2011 by correspondence with the transfer agent of the underlying mutual funds.
An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Sentry Variable Account I as of December 31, 2011, and the results of its operations for the year ended December 31, 2011, changes in net assets for the years ended December 31, 2011 and 2010, and financial highlights for the years ended December 31, 2011, 2010, 2009, 2008, and 2007 in conformity with U.S. generally accepted accounting principles.

February 27, 2012

KPMG LLP
Suite 1500
777 East Wisconsin Avenue
Milwaukee, WI 53202-5337
KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative
(?KPMG International?), a Swiss entity.

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
	Sentry Variable Account I
	STATEMENTS OF ASSETS AND LIABILITIES
	December 31, 2011

Assets:

Investments at fair value:

	Janus Aspen Series:
		Aspen Janus Portfolio, 82 shares (cost $1,552)						               	$	 1,873
		Aspen Enterprise Portfolio, 2,624 shares (cost $75,132)							     	 100,166
		Aspen Worldwide Growth Portfolio, 43 shares (cost $970)							     	 1,103
		Aspen Balanced Portfolio, 347 shares (cost $7,889)							          	 9,233

	T. Rowe Price Fixed Income Series, Inc.:
		Prime Reserve Portfolio, 15,870 shares (cost $15,870)						          		 15,870
		Limited Term Bond Portfolio, 678 shares (cost $3,357)						          		 3,371

	T. Rowe Price Equity Series, Inc.:
		Equity Income Portfolio, 183 shares (cost $4,124)						               		 3,555
		Personal Strategy Balanced Portfolio, 1,570 shares (cost $26,589)							 27,944


Total Assets									$	                                                  163,115
Total Liabilities										 -

Net Assets									$                                                  	163,115


See accompanying notes to financial statements


SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF OPERATIONS




			                                                          For the Year Ended December 31, 2011

			                                                  Janus Aspen	               	Janus Aspen
			                                                  Janus*		                    Enterprise**

Investment income:
  Dividends			                                              $12 	                    	 $-

Expenses:
  Mortality and expense risk charges		                          24 	                         	 1,237

Net investment income (loss)		                                 	(12)	                         	 (1,237)

Realized investment gain (loss), net			                     12 	                         	 (435)

Unrealized depreciation, net			                              (129)		                     (973)

Net increase (decrease) in net assets
  from operations			                                         $(129)		                   $(2,645)



			                                                            For the Year Ended December 31, 2011
			                                                  Janus Aspen
			                                                  Worldwide		                    Janus Aspen
			                                                  Growth		                    Balanced

Investment income:
  Dividends			                                              $7 		                     $248

Expenses:
  Mortality and expense risk charges			                     15 		                      43

Net investment income (loss)			                               (8)		                     205

Realized investment gain (loss), net			                     7 		                     484

Unrealized depreciation, net			                               (191)		                (582)

Net increase (decrease) in net assets
  from operations	                                        		 $(192)                		 $107


See accompanying notes to financial statements

 *Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF OPERATIONS




		                                                                 For the Year Ended December 31, 2011
			                                                                           T. Rowe Price
	                                                       	T. Rowe Price		      Limited Term
		                                                       Prime Reserve		      Bond

Investment income:
  Dividends		                                                     $-   		                $80

Expenses:
  Mortality and expense risk charges		                               191 		                39

Net investment income (loss)		                                              (191)		 41

Realized investment gain (loss), net	                                        	 2 		 29

Unrealized depreciation, net		                                         -   		 (55)

Net increase (decrease) in net assets
  from operations		                                                        $(189)		 $15



		                                             For the Year Ended December 31, 2011
			                                                                           	T. Rowe Price
	                                                                 	T. Rowe Price		Personal Strategy
		                                                                 Equity Income		Balanced

Investment income:
  Dividends	                                                            	 $64 		 $593

Expenses:
  Mortality and expense risk charges	                                        	 43 		 343

Net investment income (loss)		                                                   21 		 250

Realized investment gain (loss), net	                                        	 (16)		 (2)

Unrealized depreciation, net		                                                  (73)		 (672)

Net increase (decrease) in net assets
  from operations		                                                             $(68)		 $(424)


See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF CHANGES IN NET ASSETS




			                                                  For the Years Ended December 31

			                                             Janus Aspen				 Janus Aspen
		                                             	Janus*				 Enterprise**
		                                                  	2011		2010		2011		2010

Increase (decrease) in net assets from operations:
  Net investment income (loss)			                $(12)		 $(2)		 $(1,237)		 $(998)

  Realized gains (losses), net			                 12 		 12 		 (435)		 (752)

  Unrealized appreciation (depreciation), net			 (129)		 224 		 (973)		 21,957

Net increase (decrease) in net assets from operations			 (129)		 234 		 (2,645)		 20,207

Contract transactions:
  Purchase payments		                                   	 -   		 -   		 -   		 -

  Transfers between subaccounts, net 	               		 -   		 -   		 -   		 -

  Withdrawals		                                        	 -   		 -   		 -   		 -

  Contract maintenance fees		                    	 (11)		 (10)		 (315)		 (318)

Net (decrease) in net assets
  derived from contract transactions			                (11)		 (10)		 (315)		 (318)

Total increase (decrease) in net assets			                (140)		 224 		 (2,960)		 19,889

Net assets at beginning of year			                     2,013 		 1,789 		 103,126 		 83,237

Net assets at end of year			                     $1,873 		 $2,013 		 $100,166 		 $103,126


			                                                  For the Years Ended December 31
		                                                   Janus Aspen
	                                             		 Worldwide 		     Janus Aspen
			                                               Growth 				 Balanced
		                                                  	2011		2010		2011		2010

Increase (decrease) in net assets from operations:
  Net investment income (loss)		               	 $(8)		 $(7)		 $205 		 $79

  Realized gains (losses), net		                    	 7 		 5 		 484 		 43

  Unrealized appreciation (depreciation), net			 (191)		 167 		 (582)		 423

Net increase (decrease) in net assets from operations			 (192)		 165 		 107 		 545

Contract transactions:
  Purchase payments		                                   	 -   		 -   		 -   		 -

  Transfers between subaccounts, net 		               	 -   		 -   		 -   		 -

  Withdrawals		                                             	 -   		 -   		 -   		 -

  Contract maintenance fees		                              	 (9)		 (10)		 (43)		 (44)

Net (decrease) in net assets
  derived from contract transactions			                     (9)		 (10)		 (43)		 (44)

Total increase (decrease) in net assets			                     (201)		 155 		 64 		 501

Net assets at beginning of year			                          1,304 		 1,149 		 9,169 		 8,668

Net assets at end of year		                              	 $1,103 		 $1,304 		 $9,233 		 $9,169



See accompanying notes to financial statements

 *Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio

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
SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF CHANGES IN NET ASSETS




	                                                                 	For the Years Ended December 31
						                                                                           T. Rowe Price
	                                                                 	T. Rowe Price				Limited Term
	                                                                 	Prime Reserve				Bond
	                                                                 	2011		2010		2011		2010

Increase (decrease) in net assets from operations:
  Net investment income (loss)	                         	 $(191)		 $(175)		 $41 		 $56

  Realized gains (losses), net	                              	 2 		 -   		 29 		 2

  Unrealized appreciation (depreciation), net		           -   		 -   		 (55)		 4

Net increase (decrease) in net assets from operations		      (189)		 (175)		 15 		 62

Contract transactions:
  Purchase payments		                                              -   		 -   		 -   		 -

  Transfers between subaccounts, net 		                               -   		 -   		 -   		 -

  Withdrawals		                                                   -   		 -   		 -   		 -

  Contract maintenance fees		                                    (35)		 (34)		 (38)		 (36)

Net (decrease) in net assets
  derived from contract transactions		                          (35)		 (34)		 (38)		 (36)

Total increase (decrease) in net assets		                     (224)		 (209)		 (23)		 26

Net assets at beginning of year		                               16,094 		 16,303 		 3,394 		 3,368

Net assets at end of year		                                    $15,870 		 $16,094 		 $3,371 		 $3,394


	                                                            	For the Years Ended December 31
					                                                                           	T. Rowe Price
	                                                                 	T. Rowe Price				Personal Strategy
	                                                                 	Equity Income				Balanced
	                                                                      	2011		2010		2011		2010

Increase (decrease) in net assets from operations:
  Net investment income (loss)	                              	 $21 		 $24 		 $250 		 $316

  Realized gains (losses), net		                          (16)		 (23)		 (2)		 (80)

  Unrealized appreciation (depreciation), net		                (73)		 436 		 (672)		 3,053

Net increase (decrease) in net assets from operations		                (68)		 437 		 (424)		 3,289

Contract transactions:
  Purchase payments		                                              -   		 -   		 -   		 -

  Transfers between subaccounts, net 		                               -   		 -   		 -   		 -

  Withdrawals		                                                   -   		 -   		 -   		 (1,500)

  Contract maintenance fees	                                   	 (14)		 (14)		 (135)		 (134)

Net (decrease) in net assets
  derived from contract transactions	                              	 (14)		 (14)		 (135)		 (1,634)

Total increase (decrease) in net assets		                               (82)		 423 		 (559)		 1,655

Net assets at beginning of year	                              	 3,637 		 3,214 		 28,503 		 26,848

Net assets at end of year		                                    $3,555 		 $3,637 		 $27,944 		 $28,503


See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2011 and 2010

1.  	Organization

	The Sentry Variable Account I (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company of New York (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.  The Variable Account was established by the Company on August 24,
     1983 in support of variable annuity contracts, and commenced operations on May 3, 1984.  The Company discontinued new sales of variable annuity contracts on December 1, 2004.  The Account is an accounting entity wherein all segregated account transactions are reflected.

	The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Aspen
     Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series,
     Inc., and Vanguard Variable Insurance Fund (collectively, the Funds) at each portfolio's net asset value in accordance with the selection made by the contract owners.

	The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940.
     A copy of the Funds' Annual Reports is included in the Variable Account's Annual Report.

2.	Significant Accounting Policies

	The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

	Valuation of Investments

	Investments in shares of each Fund are valued on the closing net asset value per share at December 31, 2011.
     The funds value their investment securities at fair value.

	Securities Transactions and Investment Income

	Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time
     (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

	Federal Income Taxes

	The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the
     Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

	Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

	Recently Issued Accounting Standard

	The Variable Account applies the provisions of Financial Accounting Standards Board (FASB) Accounting Standards
     Codification (ASC) 820 Fair Value Measurements and Disclosures (ASC 820).  ASC 820 provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings.  For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements.  ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 and 2010

	The Variable Account applies the provisions of FASB Accounting Standards Update (ASU) 2009-12 Investments in Certain Entities
     That Calculate Net Asset Value Per Share (or its Equivalent) (ASU 2009-12), which amends ASC 820.  This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company.  For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale.  The NAV must be calculated consistent with the American Institute of Certified Public Accounts Audit and Accounting Guide, Investment Companies, which generally
     requires these investments to be measured at fair value.   Additionally, the guidance provided updated disclosures for investments  within its scope and noted that if the investor can redeem  the investment with  the investee  on  the measurement date at NAV, the investment should be classified as Level 2 in the fair value hierarchy.  Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy.
     If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3.
     This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted.
     The Company adopted this guidance effective for the year ended December 31, 2009.  The adoption of this guidance did not have a material impact on the Variable Account's financial statements.

	Subsequent Events

	In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2011 through February 27, 2012, the date the financial statements were issued.  No significant events were identified.

3.  	Purchases and Sales of Securities

	In 2011, purchases and proceeds on sales of the Funds' shares were as follows:

									                                                  Proceeds
						                                             	Purchases		on Sales
*	Janus Aspen Janus Portfolio					                    	 $12 		 $35
**	Janus Aspen Enterprise Portfolio					                   	 -   		 1,555
	Janus Aspen Worldwide Growth Portfolio			             			 7 		 24
	Janus Aspen Balanced Portfolio					               	 714 		 87
	T. Rowe Price Prime Reserve Portfolio				          		 2 		 225
	T. Rowe Price Limited Term Bond Portfolio			        			 107 		 76
	T. Rowe Price Equity Income Portfolio				          		 64 		 57
	T. Rowe Price Personal Strategy Balanced Portfolio		     		 593 		 477
	T. Rowe Price Mid-Cap Growth Portfolio					          	 -   		 -
	T. Rowe Price International Stock Portfolio					        	 -   		 -
	    Total						                                         $1,499 		 $2,536

	 *Formerly Janus Aspen Large Cap Growth Portfolio
	 **Formerly Janus Aspen Mid Cap Growth Portfolio


SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 and 2010

	In 2010, purchases and proceeds on sales of the Funds' shares were as follows:

								                                             	Proceeds
						                                        	Purchases		on Sales
*	Janus Aspen Janus Portfolio				                    		 $20 		 $33
**	Janus Aspen Enterprise Portfolio				               		 59 		 1,373
	Janus Aspen Worldwide Growth Portfolio		               			 7 		 24
	Janus Aspen Balanced Portfolio					               	 250 		 215
	T. Rowe Price Prime Reserve Portfolio					          	 18 		 228
	T. Rowe Price Limited Term Bond Portfolio				     		 96 		 76
	T. Rowe Price Equity Income Portfolio						           64 		 53
	T. Rowe Price Personal Strategy Balanced Portfolio	     			 645 		 1,962
	    Total						                                    $1,159 		 $3,964


	 *Formerly Janus Aspen Large Cap Growth Portfolio
	 **Formerly Janus Aspen Mid Cap Growth Portfolio

4.	Expenses and Related Party Transactions

	A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account.
     This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract.
     Until May 1, 2004 the Company elected to pass through to the Variable Account any administrative allowances received from the
     Funds.  After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Account
     (see Note 7).

	The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder,
     from the contract value by canceling accumulation units.   If  the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender.
     This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

	There are no deductions made from purchase payments for sales charges at the time of purchase.  However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales.  Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

	Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value.  Premium taxes up to 4% are currently imposed by certain states.  Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization.
     In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and to deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

	Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.


5.	Fair Value Measurement

	Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Variable Account general uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the
     Variable Account.  This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

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
SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 and 2010

	The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

	The Company categorizes financial assets recorded at fair value as follows:

	Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.  The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

	Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
     The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.  These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

	The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

							               Level 1		     Level 2	     	Level 3	          Total

	Variable Account Investments						 - 		 $163,115 		 -                	 $163,115

	The Variable Account only invests in funds with fair value measurements in Level 2 and thus did not have any assets or liabilities reported at fair value on a nonrecurring basis.

6.	Changes in Units Outstanding

	The changes in units outstanding for the year ended December 31, 2011 were as follows:

						                              	Units		Units
						                              	Issued		Redeemed		Net Decrease
*	Janus Aspen Janus Portfolio					     	 -   		 2 	          	 (2)
**	Janus Aspen Enterprise Portfolio						 -   		 5 	          	 (5)
	Janus Aspen Worldwide Growth Portfolio					 -   		 2 	          	 (2)
	Janus Aspen Balanced Portfolio						 -   		 3 	          	 (3)
	T. Rowe Price Prime Reserve Portfolio					 -   		 1 	          	 (1)
	T. Rowe Price Limited Term Bond Portfolio				 -   		 1 		           (1)
	T. Rowe Price Equity Income Portfolio					 -   		 -   		      -
	T. Rowe Price Personal Strategy Balanced Portfolio		 -   		 3 	              	 (3)

	The changes in units outstanding for the year ended December 31, 2010 were as follows:

							                              Units		Units
						                              	Issued		Redeemed		Net Decrease
*	Janus Aspen Janus Portfolio					          	 -   		 1 	     	 (1)
**	Janus Aspen Enterprise Portfolio					     	 -   		 7 	     	 (7)
	Janus Aspen Worldwide Growth Portfolio						 -   		 1 		      (1)
	Janus Aspen Balanced Portfolio						      -   		 4 	     	 (4)
	T. Rowe Price Prime Reserve Portfolio						 -   		 2 	     	 (2)
	T. Rowe Price Limited Term Bond Portfolio					 -   		 1 	     	 (1)
	T. Rowe Price Equity Income Portfolio						 -   		 1 	     	 (1)
	T. Rowe Price Personal Strategy Balanced Portfolio			 -   		 36 	      	 (36)



*	Formerly Janus Aspen Large Cap Growth Portfolio
**	Formerly Janus Aspen Mid Cap Growth Portfolio

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
SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 and 2010

7.  	Financial Highlights

	A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2011 is as follows:



                                                                                Expenses		Income
											                    	as a % of		as a % of
								                    Net Assets		Average		Average
								                    Unit 				Net		Net	          	Total
						               Units		Value		(000's)		Assets#		Assets		Return
*	Janus Aspen Janus Portfolio			 289 		 $6.48 		 $2 		 1.20 	%	 0.60 	%	 (6.42)	%
**	Janus Aspen Enterprise Portfolio		 1,735 	1,747 	 57.73 		 100 		 1.20 	 -   	 (2.58)
	Janus Aspen Worldwide Growth Portfolio	199 		 5.53 		 1 		 1.20 		 0.56 		 (14.76)
	Janus Aspen Balanced Portfolio		 638 	 14.46 		 9 		 1.20 		 2.64 		 1.16
	T. Rowe Price Prime Reserve Portfolio	 744 	 21.34 		 16 		 1.20 		 -   		 (1.18)
	T. Rowe Price Limited Term Bond Portfolio	 91 		 37.10 	 3 		 1.20 		 2.36 		 0.39
	T. Rowe Price Equity Income Portfolio	 239 		 14.90 		 4 		 1.20 		 1.75 		 (1.88)
	T. Rowe Price Personal Strategy Balanced Portfolio	 611 		45.75 	 28 		 1.20 	 2.05 	 (1.50)

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

	A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2010 is as follows:

											                    	     Expenses		Income
												                         as a % of		as a % of
							          	Net Assets	     			Average		Average
							                         	Unit 			Net		Net	          	Total
					     	Units		Value		(000's)		Assets#		Assets	     	Return
*	Janus Aspen Janus Portfolio		291 		 $6.92 		 $2 		 1.20 	%	 1.10 	%	 13.14 	%
**	Janus Aspen Enterprise Portfolio	 1,740 	1,747 	 59.26 		 103 		 1.20 		 0.07 		 24.34
	Janus Aspen Worldwide Growth Portfolio	 201 		 6.49 		 1 		 1.20 		 0.60 		 14.44
	Janus Aspen Balanced Portfolio		 641 		 14.30 		 9 		 1.20 		 2.85 		 6.33
	T. Rowe Price Prime Reserve Portfolio	 745 		 21.59 		 16 		 1.20 		 0.11 		 (1.07)
	T. Rowe Price Limited Term Bond Portfolio	 92 		 36.96 		 3 		 1.20 		 2.83 		 1.87
	T. Rowe Price Equity Income Portfolio	 239 		 15.19 		 4 		 1.20 		 1.95 		 13.64
	T. Rowe Price Personal Strategy Balanced Portfolio	 614 	 46.45 		 29 	 1.20 		2.36 	12.35

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

*	Formerly Janus Aspen Large Cap Growth Portfolio
**	Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 and 2010

	A summary of unit values, units outstanding and certain financial performance information for each subaccount or variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2009 is as follows:

												               Expenses		Income
											               	as a % of		as a % of
							     	Net Assets				Average		Average
						               		Unit 				Net		Net	               	Total
					          	Units		Value		(000's)		Assets#		Assets		Return
*	Janus Aspen Janus Portfolio		292 		 $6.12 		 $2 		 1.20 	%	 0.53 	%	 34.73 	%
**	Janus Aspen Enterprise Portfolio		1,747 	1,747 	 47.66 		83 		 1.20 		 -   		 43.11
	Janus Aspen Worldwide Growth Portfolio		202 		 5.67 		1 		 1.20 		 1.45 		 36.06
	Janus Aspen Balanced Portfolio			645 		 13.45 		9 		 1.20 		 3.03 		 24.39
	T. Rowe Price Prime Reserve Portfolio		747 		 21.83 		16 		 1.20 		 0.38 		 (0.81)
	T. Rowe Price Limited Term Bond Portfolio		93 		 36.28 		3 		 1.20 		 3.72 		 7.01
	T. Rowe Price Equity Income Portfolio		240 		 13.37 		3 		 1.20 		 2.00 		 24.11
	T. Rowe Price Personal Strategy Balanced Portfolio		650 		 41.35 	27 		 1.20		 2.07 	 30.55
	T. Rowe Price Mid-Cap Growth Portfolio		 -   	 -   	 -   		 1.20 		 -   		 43.92
	T. Rowe Price International Stock Portfolio		 -   		-   		 -   		 1.20 	-   		 50.59

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

	A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2008 is as follows:

											               	Expenses		Income
								               				as a % of		as a % of
							     	Net Assets				Average		Average
							               	Unit 				Net		Net		               Total
					          	Units		Value		(000's)		Assets#		Assets		Return
	Janus Aspen Large Cap Growth Portfolio	292 		 $4.54 		 $1 		 1.20 	%	 0.85 	%	 (40.44)	%
	Janus Aspen Mid Cap Growth Portfolio	2,555 		 33.30 		85 		 1.20 		 0.24 		 (44.40)
	Janus Aspen Worldwide Growth Portfolio	 204 		 4.17 		 1 		 1.20 		 1.22 		 (45.33)
	Janus Aspen Balanced Portfolio		649 		 10.81 		7 		 1.20 		 2.75 		 (16.84)
	T. Rowe Price Prime Reserve Portfolio	749 		 22.00 		16 		 1.20 		 2.74 		 1.45
	T. Rowe Price Limited Term Bond Portfolio	570 		 33.90 		19 		 1.20 		 4.29 		 0.34
	T. Rowe Price Equity Income Portfolio		242 		 10.77 		3 		 1.20 		 1.87 		 (36.87)
	T. Rowe Price Personal Strategy Balanced Portfolio	1,682 		 31.67 		53 	 1.20 	 2.29 	 (30.72)
	T. Rowe Price Mid-Cap Growth Portfolio		1,291 		 10.51 		14 		 1.20 		 -   		 (40.48)
	T. Rowe Price International Stock Portfolio	2,076 		 5.93 		12 		 1.20 		 1.63 		 (49.32)
	Vanguard Equity Index Portfolio			 -   		 -   		 -   		 1.20 	 3.03 		 (37.69)
	Vanguard Mid-Cap Index Portfolio			 -   		 -   		 -   		 1.20 	 -   		 (42.51)
	Vanguard REIT Index Portfolio			 -   		 -   		 -   		 1.20 		 -   		 (37.99)

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

*	Formerly Janus Aspen Large Cap Growth Portfolio
**	Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 and 2010

	A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2007 is as follows:

											                         	Expenses		Income
						     		                    				as a % of		as a % of
							               	Net Assets				Average		Average
							                              	Unit 		Net	     	Net		     Total
					               	Units		Value		(000's)		Assets#		Assets		Return
	Janus Aspen Large Cap Growth Portfolio	4,173 		 $7.62 		 $32 		 1.20 	%	 0.73 	%	 13.72 	%
	Janus Aspen Mid Cap Growth Portfolio	4,277 		 59.89 		256 		 1.20 		 0.21 		 20.59
	Janus Aspen Worldwide Growth Portfolio	207 		 7.63 		2 		 1.20 		 0.76 		 8.32
	Janus Aspen Balanced Portfolio		652 		 13.00 		8 		 1.20 		 2.56 		 9.22
	T. Rowe Price Prime Reserve Portfolio	2,359 		 21.69 		51 		 1.20 		 4.76 		 3.63
	T. Rowe Price Limited Term Bond Portfolio	2,255 		 33.79 		76 		 1.20 		 4.32 		 4.22
	T. Rowe Price Equity Income Portfolio		2,255 		 17.06 		38 		 1.20 		 1.70 		 2.03
	T. Rowe Price Personal Strategy Balanced Portfolio	6,029 		 45.71 		276 		 1.20 	 2.15 	 6.33
	T. Rowe Price Mid-Cap Growth Portfolio		1,292 		 17.66 		23 		 1.20 		 0.18 		 16.12
	T. Rowe Price International Stock Portfolio		2,793 		 11.70 		33 		 1.20 	 1.32 		 11.69
	Vanguard Equity Index Portfolio		 246 		 13.93 		 3 		 1.20 	 1.53 		 4.17
	Vanguard Small Company Growth Portfolio		 -   		 -   		 -   		 1.20 	 0.66 	 2.58
	Vanguard Mid-Cap Index Portfolio		65 		 16.60 		1 		 1.20 		 1.59 		 4.93
	Vanguard REIT Index Portfolio			26 		 19.65 		 -   		 1.20 		 1.90 		 (17.56)

#	Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

8. 	Diversification Requirements

	Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified.  Each subaccount is required to satisfy the requirements of Section 817(h).
     The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

	The Secretary of the Treasury has issued regulations under Section 817(h) of the Code.  The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.